Financial Information for Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2015
Financial Information for Guarantor Subsidiaries and Non-Guarantor Subsidiaries [Abstract]
Supplemental condensed consolidating balance sheet

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Assets
Cash and cash equivalents	$43.2	$—	$0.5	$85.0	$—	$128.7
Restricted cash	—	—	20.0	0.2	—	20.2
Accounts receivable, net	—	94.6	223.0	169.5	—	487.1
Notes receivable, net	—	—	114.2	53.5	—	167.7
Inventories	—	36.9	104.2	119.6	(12.2)	248.5
Prepaid expenses, deposits and other current assets	26.8	7.0	51.0	38.5	—	123.3
Property and equipment, net	8.2	106.4	501.1	189.8	(11.5)	794.0
Investment in subsidiaries	3,319.6	838.1	819.0	—	(4,976.7)	—
Goodwill	—	186.0	1,934.0	893.7	—	3,013.7
Intangible assets, net	138.3	39.8	1,505.0	236.9	—	1,920.0
Intercompany balances	—	5,857.1	—	—	(5,857.1)	—
Software, net	35.6	32.7	358.0	59.6	—	485.9
Other assets	232.5	123.4	51.8	241.7	(306.3)	343.1
Total assets	$3,804.2	$7,322.0	$5,681.8	$2,088.0	$(11,163.8)	$7,732.2
Liabilities and stockholders’ (deficit) equity
Current portion of long-term debt	$—	$43.0	$—	$7.3	$—	$50.3
Other current liabilities	63.7	150.5	238.8	150.6	—	603.6
Long-term debt, excluding current portion	248.0	7,890.3	—	18.4	—	8,156.7
Other long-term liabilities	119.1	14.5	502.1	87.7	(306.3)	417.1
Intercompany balances	4,868.9	—	966.8	21.4	(5,857.1)	—
Stockholders’ (deficit) equity	(1,495.5)	(776.3)	3,974.1	1,802.6	(5,000.4)	(1,495.5)
Total liabilities and stockholders’ (deficit) equity	$3,804.2	$7,322.0	$5,681.8	$2,088.0	$(11,163.8)	$7,732.2

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Assets
Cash and cash equivalents	$37.9	$0.1	$27.3	$106.5	$—	$171.8
Restricted cash	—	—	27.1	0.1	—	27.2
Accounts receivable, net	—	61.8	201.7	204.9	—	468.4
Notes receivable, net	—	—	136.6	52.1	—	188.7
Inventories	—	35.2	133.8	124.4	(27.8)	265.6
Prepaid expenses, deposits and other current assets	56.4	3.4	79.9	43.8	—	183.5
Property and equipment, net	0.5	119.5	658.9	243.2	(9.3)	1,012.8
Investment in subsidiaries	4,749.0	953.4	1,105.5	—	(6,807.9)	—
Goodwill	—	253.6	2,725.0	1,129.7	—	4,108.3
Intangible assets, net	162.0	42.2	1,754.8	292.6	—	2,251.6
Intercompany balances	—	6,441.2	—	—	(6,441.2)	—
Software, net	15.6	32.9	467.3	76.9	—	592.7
Other assets	8.3	55.2	78.6	296.4	12.0	450.5
Total assets	$5,029.7	$7,998.5	$7,396.5	$2,570.6	$(13,274.2)	$9,721.1
Liabilities and stockholders’ (deficit) equity
Current portion of long-term debt	$—	$43.0	$—	$7.6	$—	$50.6
Other current liabilities	68.2	118.0	230.4	188.6	—	605.2
Long-term debt, excluding current portion	247.2	7,987.4	—	27.7	—	8,262.3
Other long-term liabilities	136.2	59.1	543.0	48.8	12.0	799.1
Intercompany balances	4,574.2	—	1,547.8	319.2	(6,441.2)	—
Stockholders’ (deficit) equity	3.9	(209.0)	5,075.3	1,978.7	(6,845.0)	3.9
Total liabilities and stockholders’ (deficit) equity	$5,029.7	$7,998.5	$7,396.5	$2,570.6	$(13,274.2)	$9,721.1

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.

Supplemental condensed consolidating statement of income and comprehensive income

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Revenue	$—	$413.1	$142.3	$539.4	$(3.9)	$1,090.9
Cost of instant games, cost of services and cost of product sales (3)	—	129.1	175.2	295.9	(8.5)	591.7
Selling, general and administrative	77.2	52.7	45.4	92.7	(1.6)	266.4
Research and development	—	4.6	16.6	4.8	—	26.0
Employee termination and restructuring	8.9	2.8	3.5	7.5	—	22.7
Depreciation and amortization	1.2	46.1	59.9	95.2	—	202.4
Operating (loss) income	(87.3)	177.8	(158.3)	43.3	6.2	(18.3)
Interest expense	(21.1)	(97.6)	—	(0.8)	—	(119.5)
Other income (expense), net	16.3	(190.5)	180.9	(6.0)	(6.2)	(5.5)
Net (loss) income before equity in (loss) income of subsidiaries and income taxes	(92.1)	(110.3)	22.6	36.5	—	(143.3)
Equity in (loss) income of subsidiaries	(62.0)	29.4	7.1	—	25.5	—
Income tax benefit (expense)	128.5	(0.3)	—	(10.5)	—	117.7
Net (loss) income from continuing operations	(25.6)	(81.2)	29.7	26.0	25.5	(25.6)

Net loss from discontinued operations	(4.6)	—	—	(4.6)	4.6	(4.6)

Net (loss) income	$(30.2)	$(81.2)	$29.7	$21.4	$30.1	$(30.2)

Other comprehensive income (loss)	21.3	(1.8)	—	1.1	0.7	21.3
Comprehensive (loss) income	$(8.9)	$(83.0)	$29.7	$22.5	$30.8	$(8.9)

_______________________________________________________________________________

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.
3 - Exclusive of D&A.

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Revenue	$—	$432.0	$850.0	$764.3	$(259.9)	$1,786.4
Cost of instant games, cost of services and cost of product sales (3)	—	325.5	358.6	425.1	(259.8)	849.4
Selling, general and administrative	86.7	67.0	200.8	153.2	—	507.7
Research and development	—	4.0	88.6	24.4	—	117.0
Employee termination and restructuring	3.5	1.8	17.5	7.9	—	30.7
Depreciation and amortization	7.9	46.9	294.9	104.6	—	454.3
Operating (loss) income	(98.1)	(13.2)	(110.4)	49.1	(0.1)	(172.7)
Interest expense	(21.1)	(285.3)	—	(0.8)	—	(307.2)
Other (expense) income, net	(57.9)	4.3	(14.2)	52.8	—	(15.0)
Net (loss) income before equity in (loss) income of subsidiaries and income taxes	(177.1)	(294.2)	(124.6)	101.1	(0.1)	(494.9)
Equity in (loss) income of subsidiaries	(312.0)	55.9	9.2	—	246.9	—
Income tax benefit (expense)	254.8	(0.3)	19.7	(13.6)	—	260.6
Net (loss) income	$(234.3)	$(238.6)	$(95.7)	$87.5	$246.8	$(234.3)

Other comprehensive (loss) income	(112.7)	(7.5)	6.5	(111.2)	112.2	(112.7)
Comprehensive loss	$(347.0)	$(246.1)	$(89.2)	$(23.7)	$359.0	$(347.0)

_______________________________________________________________________________

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.
3 - Exclusive of D&A.

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Revenue	$—	$446.9	$1,540.5	$1,110.0	$(338.6)	$2,758.8
Cost of instant games, cost of services and cost of product sales (3)	—	322.1	522.7	597.9	(338.6)	1,104.1
Selling, general and administrative	62.0	67.6	244.0	194.1	—	567.7
Research and development	—	5.5	139.3	39.1	—	183.9
Employee termination and restructuring	6.1	1.3	11.2	3.3	—	21.9
Depreciation and amortization	33.7	40.4	681.4	147.7	—	903.2
Goodwill impairments	—	67.6	802.9	132.1	—	1,002.6
Operating loss	(101.8)	(57.6)	(861.0)	(4.2)	—	(1,024.6)
Interest expense	(21.0)	(643.2)	—	(0.7)	—	(664.9)
Other (expense) income, net	(21.0)	204.9	(167.3)	(21.3)	—	(4.7)
Net loss before equity in (loss) income of subsidiaries and income taxes	(143.8)	(495.9)	(1,028.3)	(26.2)	—	(1,694.2)
Equity in (loss) income of subsidiaries	(1,288.3)	6.5	(137.2)	—	1,419.0	—
Income tax benefit (expense)	37.8	16.6	290.0	(44.5)	—	299.9
Net loss	$(1,394.3)	$(472.8)	$(875.5)	$(70.7)	$1,419.0	$(1,394.3)

Other comprehensive loss	(127.8)	(11.0)	(4.4)	(131.0)	146.4	(127.8)
Comprehensive loss	$(1,522.1)	$(483.8)	$(879.9)	$(201.7)	$1,565.4	$(1,522.1)

_______________________________________________________________________________

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.
3 - Exclusive of D&A.

Supplemental condensed consolidating statement of cash flows

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Net cash provided by (used in) operating activities	$60.6	$(43.7)	$14.8	$139.5	$—	$171.2
Cash flows from investing activities:
Capital expenditures	(6.9)	(30.3)	(49.4)	(79.2)	—	(165.8)
Investments in subsidiaries	(1,485.9)	35.9	—	28.5	1,421.5	—
Additions to equity method investments	—	(43.3)	—	(42.8)	—	(86.1)
Distribution of capital on equity investments	—	3.0	—	17.7	—	20.7
Restricted cash	—	—	(0.7)	30.8	—	30.1
Proceeds from sale of equity interest	10.0	—	—	—	—	10.0
Business acquisitions, net of cash acquired	—	—	(1,468.6)	(4.3)	—	(1,472.9)
Changes in other assets and liabilities and other	—	—	(0.3)	(0.4)	—	(0.7)
Other, principally change in intercompany investing activities	79.7	(1,429.7)	166.5	—	1,183.5	—
Net cash used in investing activities	(1,403.1)	(1,464.4)	(1,352.5)	(49.7)	2,605.0	(1,664.7)
Cash flows from financing activities:
Net proceeds (payments) of long-term debt	—	1,728.7	(100.0)	(5.4)	—	1,623.3
Excess tax effect from stock-based compensation plans	—	—	—	0.9	—	0.9
Payments of deferred financing fees	—	(82.6)	—	—	—	(82.6)
Net redemptions of common stock under stock-based compensation plans	(2.1)	—	1,451.7	(30.2)	(1,421.5)	(2.1)
Common stock repurchases	(0.8)	—	—	—	—	(0.8)
Other, principally change in intercompany financing activities	1,375.6	(138.7)	9.6	(63.0)	(1,183.5)	—
Net cash provided by (used in) financing activities	1,372.7	1,507.4	1,361.3	(97.7)	(2,605.0)	1,538.7
Effect of exchange rate changes on cash and cash equivalents	—	0.3	—	(0.8)	—	(0.5)
Increase (decrease) in cash and cash equivalents	30.2	(0.4)	23.6	(8.7)	—	44.7
Cash and cash equivalents, beginning of period	27.1	0.4	2.4	79.1	—	109.0
Cash and cash equivalents, end of year	$57.3	$—	$26.0	$70.4	$—	$153.7

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Net cash provided by (used in) operating activities	$92.2	$(103.3)	$129.6	$85.0	$—	$203.5
Cash flows from investing activities:
Capital expenditures	(12.9)	(30.1)	(156.2)	(39.1)	—	(238.3)
Additions to equity method investments	—	(7.6)	—	(40.6)	—	(48.2)
Distributions of capital on equity investments	—	1.6	—	47.2	—	48.8
Proceeds on sale of equity interest	—	—	—	44.9	—	44.9
Restricted cash	—	—	(0.4)	—	—	(0.4)
Business acquisitions, net of cash acquired	—	—	(3,140.6)	—	—	(3,140.6)
Changes in other assets and liabilities and other	(3,210.2)	29.3	4.3	49.3	3,128.2	0.9
Other, principally change in intercompany investing activities	—	(5,016.5)	296.3	—	4,720.2	—
Net cash (used in) provided by investing activities	(3,223.1)	(5,023.3)	(2,996.6)	61.7	7,848.4	(3,332.9)
Cash flows from financing activities:
Net proceeds (payments) of long-term debt	—	5,289.2	(1,882.9)	(11.1)	—	3,395.2
Excess tax effect from stock-based compensation plans	—	—	—	0.3	—	0.3
Payments of deferred financing fees	—	(163.1)	—	—	—	(163.1)
Net (redemptions) issuances of common stock under stock-based compensation plans	(18.7)	—	3,196.3	(68.1)	(3,128.2)	(18.7)
Common stock repurchases	(29.5)	—	—	—	—	(29.5)
Contingent earnout payments	—	—	(3.0)	(10.2)	—	(13.2)
Payments on license obligations	—	—	(13.6)	—	—	(13.6)
Other, principally change in intercompany financing activities	3,159.7	—	1,571.1	(10.6)	(4,720.2)	—
Net cash provided by (used in) financing activities	3,111.5	5,126.1	2,867.9	(99.7)	(7,848.4)	3,157.4
Effect of exchange rate changes on cash and cash equivalents	—	0.6	0.4	(10.9)	—	(9.9)
(Decrease) increase in cash and cash equivalents	(19.4)	0.1	1.3	36.1	—	18.1
Cash and cash equivalents, beginning of period	57.3	—	26.0	70.4	—	153.7
Cash and cash equivalents, end of year	$37.9	$0.1	$27.3	$106.5	$—	$171.8

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.

	SGC (Parent and Issuer1)	SGI (Issuer2)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated
Net cash provided by (used in) operating activities	$(112.2)	$(350.3)	$603.2	$273.5	$—	$414.2
Cash flows from investing activities:
Capital expenditures	(36.6)	(24.0)	(225.8)	(37.2)	—	(323.6)
Additions to equity method investments	—	(2.7)	—	—	—	(2.7)
Distributions of capital on equity investments	—	1.0	—	37.7	—	38.7
Restricted cash	—	—	6.5	(0.6)	—	5.9
Proceeds from asset sales	—	—	6.9	(0.2)	—	6.7
Changes in other assets and liabilities and other	—	(0.2)	5.9	5.5	—	11.2
Other, principally change in intercompany investing activities	—	509.6	—	—	(509.6)	—
Net cash (used in) provided by investing activities	(36.6)	483.7	(206.5)	5.2	(509.6)	(263.8)
Cash flows from financing activities:
Net payments of long-term debt	—	(133.0)	—	(8.3)	—	(141.3)
Net (redemptions) issuances of common stock under stock-based compensation plans	(0.8)	—	(35.6)	23.7	11.8	(0.9)
Contingent earnout payments	—	—	(0.5)	—	—	(0.5)
Payments on license obligations	(26.0)	—	(14.5)	—	—	(40.5)
Other, principally change in intercompany financing activities	180.9	—	(376.0)	(302.7)	497.8	—
Net cash (used in) provided by financing activities	154.1	(133.0)	(426.6)	(287.3)	509.6	(183.2)
Effect of exchange rate changes on cash and cash equivalents	—	(0.5)	3.1	(12.9)	—	(10.3)
Increase (decrease) in cash and cash equivalents	5.3	(0.1)	(26.8)	(21.5)	—	(43.1)
Cash and cash equivalents, beginning of period	37.9	0.1	27.3	106.5	—	171.8
Cash and cash equivalents, end of year	$43.2	$—	$0.5	$85.0	$—	$128.7

1 - Issuer of obligations under the 2018 Notes.
2 - Issuer of obligations under the 2020 Notes, the 2021 Notes, the Secured Notes and the Unsecured Notes.